Accounts Receivables, Net	6 Months Ended
Apr. 30, 2025
Accounts Receivables [Abstract]
ACCOUNTS RECEIVABLES, NET

NOTE 3 – ACCOUNTS RECEIVABLES, NET

Accounts receivables, net is comprised of the following:

	April 30, 2025	October 31, 2024
Accounts receivables	$750,798	$286,956
Less: Allowance for credit losses	(7,887)	(8,056)
Total, net	$742,911	$278,900

The following is a summary of the activity in the allowance for credit losses:

	April 30, 2025	October 31, 2024
Balance at beginning of year	8,056	-
Allowance	-	8,056
Effect of translation adjustment	(169)	-
Balance at end	7,887	8,056

Bad debt expense (recoveries) was nil and $224,745 for the six months ended April 30, 2025 and 2024, respectively.